Selling expenses (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of selling expenses [Abstract]
Schedule of Selling Expenses
	Year ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3	2 0 2 5
	NIS	NIS	NIS	US Dollars

Transportation and Distribution	24,377	23,425	22,048	7,642
Salaries and related expenses	23,759	22,954	22,728	7,448
Advertising and promotion	7,399	8,297	11,923	2,319
Personnel services	4,073	3,963	4,388	1,277
Vehicles	4,525	3,690	3,793	1,418
Depreciation and amortization	2,719	2,600	2,923	852
Share based payment expense	371	178	435	116
Others	4,498	3,786	5,978	1,411
	71,721	68,893	74,216	22,483